Cover	Aug. 01, 2025
Cover [Abstract]
Entity Registrant Name	MEDWELLAI, INC.
Entity Central Index Key	0001520118
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Document Period End Date	Aug. 01, 2025
Entity File Number	000-55681
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-1725385
Entity Address Address Line 1	2380 Drew Street
Entity Address Address Line 2	Suite 3
Entity Address City Or Town	Clearwater
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33765
City Area Code	215
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	613-9898